AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 96.0%
Communication Services - 1.0%
Magnite, Inc.*,1	24,203	$366,191
ZoomInfo Technologies, Inc.*	7,628	195,048

Total Communication Services		561,239
Consumer Discretionary - 15.8%
BorgWarner, Inc.	10,722	498,573
Boyd Gaming Corp.	7,956	543,554
Bright Horizons Family Solutions, Inc.*	3,460	335,724
Caesars Entertainment, Inc.*	34,694	2,047,640
Five Below, Inc.*	41	8,542
Floor & Decor Holdings, Inc., Class A*	53	6,087
LCI Industries[1]	4,659	634,882
LGI Homes, Inc.*,1	615	85,331
Lithia Motors, Inc.	4,639	1,440,549
Mattel, Inc.*	73,623	1,568,170
Modine Manufacturing Co.*	30,907	1,160,867
Stoneridge, Inc.*	5,151	105,286
Under Armour, Inc., Class C*	1,329	9,861
Victoria's Secret & Co.*	2,676	54,831
Xponential Fitness, Inc., Class A*	21,830	461,050

Total Consumer Discretionary		8,960,947
Energy - 4.1%
Chord Energy Corp	330	51,757
International Seaways, Inc.	5,636	241,728
PDC Energy, Inc.	2,214	168,021
Permian Resources Corp.	67,020	783,464
SM Energy Co.	13,645	495,177
Weatherford International PLC*	6,722	558,598

Total Energy		2,298,745
Financials - 0.8%
LPL Financial Holdings, Inc.	35	8,027
NMI Holdings, Inc., Class A*	13,322	355,831
Paymentus Holdings, Inc., Class A*	9,736	109,919
Toast, Inc., Class A*,1	452	9,976

Total Financials		483,753
Health Care - 12.8%
ACADIA Pharmaceuticals, Inc.*	16,995	496,934
Apellis Pharmaceuticals, Inc.*	55	1,416
Axonics, Inc.*	7,583	457,786
Axsome Therapeutics, Inc.*,1	7,163	562,081
BioMarin Pharmaceutical, Inc.*	1,948	171,288
Catalent, Inc.*	10,127	491,362
	Shares	Value

CRISPR Therapeutics AG (Switzerland)*,1	12,115	$694,553
Exact Sciences Corp.*	58	5,657
Inspire Medical Systems, Inc.*	4,887	1,406,528
Insulet Corp.*	15	4,151
Jazz Pharmaceuticals PLC*	208	27,127
Karuna Therapeutics, Inc.*	20	3,995
Lantheus Holdings, Inc.*	8,444	730,322
Madrigal Pharmaceuticals, Inc.*	214	43,934
Natera, Inc.*	9,283	419,777
Novocure, Ltd. (Jersey)*,1	928	30,290
Pacira BioSciences, Inc.*	19,163	696,575
Quanterix Corp.*	27,223	676,219
Sarepta Therapeutics, Inc.*	2,840	307,828
Shockwave Medical, Inc.*	35	9,121
United Therapeutics Corp.*	21	5,097

Total Health Care		7,242,041
Industrials - 33.4%
Array Technologies, Inc.*	41,314	787,032
Azul, S.A., ADR (Brazil)*,1	193,938	2,160,469
Beacon Roofing Supply, Inc.*	14,334	1,227,994
Bloom Energy Corp., Class A*,1	95,148	1,699,343
Builders FirstSource, Inc.*	778	112,366
BWX Technologies, Inc.	6,687	461,403
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	26,317	315,278
EnerSys	7,443	806,226
Fiverr International, Ltd. (Israel)*	168	5,063
FTAI Aviation, Ltd.	70,846	2,281,950
Genpact, Ltd.	258	9,311
GMS, Inc.*	12,634	930,999
Granite Construction, Inc.[1]	16,004	655,044
The Greenbrier Cos., Inc.	9,661	446,242
Huron Consulting Group, Inc.*	3,488	329,860
KBR, Inc.	34,789	2,139,176
Knight-Swift Transportation Holdings, Inc.	4,990	303,142
Kratos Defense & Security Solutions, Inc.*	4,744	71,587
Masonite International Corp.*	5,982	625,418
MasTec, Inc.*	1,944	228,906
Quanta Services, Inc.	57	11,492
Regal Rexnord Corp.	440	68,719
RXO, Inc.*	54,478	1,201,240
Sensata Technologies Holding PLC	317	13,393
Shoals Technologies Group, Inc., Class A*	6,133	159,213

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 33.4% (continued)
Symbotic, Inc.*,1	4,594	$291,903
Upwork, Inc.*	1,168	12,182
Vertiv Holdings Co.	7,383	192,032
WESCO International, Inc.	66	11,588
Willdan Group, Inc.*	2,751	55,515
WNS Holdings, Ltd., ADR (India)*	67	4,630
XPO, Inc.*	18,715	1,295,827

Total Industrials		18,914,543
Information Technology - 15.1%
Ambarella, Inc.*	1,923	160,417
Belden, Inc.	5,330	515,091
BigCommerce Holdings, Inc., Series 1*	11,506	124,380
Bill.com Holdings, Inc.*,1	11,812	1,480,516
C3.ai, Inc., Class A*	146	6,132
Coherent Corp.*	4,737	224,344
Couchbase, Inc.*	8,299	138,510
DocuSign, Inc.*	529	28,471
Elastic, N.V.*	6,379	423,885
Fair Isaac Corp.*	10	8,380
Grid Dynamics Holdings, Inc.*	17,982	187,372
Guidewire Software, Inc.*	5,212	442,082
indie Semiconductor, Inc., Class A*	33,211	314,840
MaxLinear, Inc.*	19,071	470,482
MKS Instruments, Inc.	103	11,245
MongoDB, Inc.*	21	8,891
Monolithic Power Systems, Inc.	943	527,599
Qorvo, Inc.*	4,280	470,886
Rogers Corp.*	60	10,117
SiTime Corp.*	109	14,062
Twilio, Inc., Class A*	7,550	498,526
UiPath, Inc., Class A*,1	15,387	278,197
Ultra Clean Holdings, Inc.*	25,159	958,558
Wolfspeed, Inc.*,1	18,568	1,223,631
Workiva, Inc.*	125	13,161
Zuora, Inc., Class A*	2,415	28,328

Total Information Technology		8,568,103
Materials - 12.4%
Alcoa Corp.	643	23,270
ATI, Inc.*	21,733	1,036,229
Carpenter Technology Corp.	21,797	1,304,768
	Shares	Value

Eagle Materials, Inc.	8,518	$1,570,464
ERO Copper Corp. (Canada)*	21,686	521,115
FMC Corp.	466	44,843
Hecla Mining Co.[1]	62,687	361,077
MP Materials Corp.*,1	34,126	813,905
Ranpak Holdings Corp.*	19,839	127,168
Sigma Lithium Corp. (Brazil)*	31,488	1,228,977

Total Materials		7,031,816
Real Estate - 0.6%
First Industrial Realty Trust, Inc., REIT	4,683	242,111
Independence Realty Trust, Inc., REIT	4,366	74,397
STAG Industrial, Inc., REIT [1]	1,100	39,930

Total Real Estate		356,438

Total Common Stocks (Cost $46,517,974)		54,417,625

	Principal Amount
Short-Term Investments - 7.0%
Joint Repurchase Agreements - 3.2%[2]
Bank of America Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $837,492 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/36 - 09/01/61, totaling $854,116)	$837,369	837,369
RBC Dominion Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $1,000,147 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 10/19/23 - 07/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,837,369

	Shares
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%[3]	855,582	855,582
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.23%[3]	1,283,372	1,283,372

Total Other Investment Companies		2,138,954

Total Short-Term Investments (Cost $3,976,323)		3,976,323
Total Investments - 103.0% (Cost $50,494,297)		58,393,948
Other Assets, less Liabilities - (3.0)%		(1,704,692)
Net Assets - 100.0%		$56,689,256

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $6,159,022 or 10.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$54,417,625	—	—	$54,417,625
Short-Term Investments
Joint Repurchase Agreements	—	$1,837,369	—	1,837,369
Other Investment Companies	2,138,954	—	—	2,138,954
Total Investments in Securities	$56,556,579	$1,837,369	—	$58,393,948

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,159,022	$1,837,369	$4,293,196	$6,130,565
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	08/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.